Fair Value Measurements - Summary Of Binomial (Lattice) Valuation Model Assumptions Used To Record The Fair Value Of The Warrants (Details) - Warrant [Member]	Jun. 30, 2021 shares yr
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Of The Warrants	0.008
Dividend Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Of The Warrants | shares	0
Expected life (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Of The Warrants | yr	4.8
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Of The Warrants	0.5000